Share-based payments - Employee Share Plan (Details) - Employee Share Plan (ESP)	12 Months Ended
	Sep. 30, 2020 AUD ($) EquityInstruments employee $ / shares shares	Sep. 30, 2019 AUD ($) EquityInstruments employee $ / shares shares
Share-based payments
Number of Participants | employee	25,725	27,245
Average Number of Shares Allocated per Participant | shares	38	39
Total Number of Shares Allocated | EquityInstruments	977,550	1,062,555
Market Price per Share | $ / shares	$ 26.20	$ 25.35
Total Fair Value	$ 25,611,810	$ 26,935,769
Other employee benefits	$ 28,000,000	$ 26,000,000